Offsets	Oct. 04, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(b) Offset	true
Form or Filing Type	S-1
File Number	333-299024
Initial Filing Date	Sep. 18, 2026
Fee Offset Claimed	$ 4,292.15
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock
Explanation for Claimed Amount	Pursuant to Rule 457(b) under the Securities Act, the Company is claiming a fee offset of $4,292.15 against the registration fee of $7,940.75 previously paid in connection with the Registration Statement. The previously paid fee was calculated in accordance with Rule 457(o) based on a maximum aggregate offering price of $57,500,000 at a fee rate of 0.0001381. This amendment registers a maximum aggregate offering price of $49,335,000, resulting in a registration fee of $4,292.15 at the fee rate of 0.000087 effective October 1, 2026. The full amount of such fee is offset by the previously paid fee, and as a result no additional registration fee is due in connection with the filing of this amendment to the Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(b) Offset	true
Registrant or Filer Name	Retension Pharmaceuticals, Inc.
Form or Filing Type	S-1
File Number	333-299024
Filing Date	Sep. 18, 2026
Fee Paid with Fee Offset Source	$ 7,940.75
Explanation for Claimed Amount	Pursuant to Rule 457(b) under the Securities Act, the Company is claiming a fee offset of $4,292.15 against the registration fee of $7,940.75 previously paid in connection with the RegistrationStatement. The previously paid fee was calculated in accordance with Rule 457(o) based on a maximum aggregate offering price of $57,500,000 at a fee rate of 0.0001381. This amendmentregisters a maximum aggregate offering price of $49,335,000, resulting in a registration fee of $4,292.15 at the fee rate of 0.000087 effective October 1, 2026. The full amount of such fee is offset bythe previously paid fee, and as a result no additional registration fee is due in connection with the filing of this amendment to the Registration Statement.